RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Narrative (Details) - ION Acquisition Corp 2 LTD - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net tangible assets (less than)	$ 5,000,001
Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Redemption price (in dollars per share)	$ 10.00	$ 10.00